Distribution Date:	01/18/23	Wells Fargo Commercial Mortgage Trust 2016-C36
Determination Date:	01/11/23
Next Distribution Date:	02/17/23
Record Date:	12/30/22	Commercial Mortgage Pass-Through Certificates
Series 2016-C36

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	7	Master Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	8		Kathleen Luzik	(703) 302-1902
Bond / Collateral Reconciliation - Balances	9		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Current Mortgage Loan and Property Stratification	10-14	Special Servicer	Greystone Servicing Company LLC
Mortgage Loan Detail (Part 1)	15-17		Jenna Unell		Jenna.unell@greyco.com
Mortgage Loan Detail (Part 2)	18-20		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Principal Prepayment Detail	21	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	22		David Rodgers	(212) 230-9025
Delinquency Loan Detail	23		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	24	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 1	25		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	26				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	27
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	28
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	29
			1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000MBL4	1.453000%	41,947,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000MBM2	2.504000%	39,657,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000MBN0	2.807000%	220,000,000.00	193,695,359.78	0.00	453,085.73	0.00	0.00	453,085.73	193,695,359.78	34.91%	30.00%
A-4	95000MBP5	3.065000%	250,203,000.00	250,203,000.00	0.00	639,060.16	0.00	0.00	639,060.16	250,203,000.00	34.91%	30.00%
A-SB	95000MBQ3	2.933000%	48,917,000.00	36,776,516.42	742,615.45	89,887.94	0.00	0.00	832,503.39	36,033,900.97	34.91%	30.00%
A-S	95000MBR1	3.419000%	77,236,000.00	77,236,000.00	0.00	220,058.24	0.00	0.00	220,058.24	77,236,000.00	24.44%	21.00%
B	95000MBU4	3.671000%	42,909,000.00	42,909,000.00	0.00	131,265.78	0.00	0.00	131,265.78	42,909,000.00	18.62%	16.00%
C	95000MBV2	4.133726%	36,473,000.00	36,473,000.00	0.00	125,641.17	0.00	0.00	125,641.17	36,473,000.00	13.67%	11.75%
D	95000MAC5	2.942000%	41,836,000.00	41,836,000.00	0.00	102,567.93	0.00	0.00	102,567.93	41,836,000.00	8.00%	6.88%
E-1	95000MAE1	4.133726%	9,118,000.00	9,118,000.00	0.00	31,409.43	0.00	0.00	31,409.43	9,118,000.00	6.76%	5.81%
E-2	95000MAG6	4.133726%	9,118,000.00	9,118,000.00	0.00	31,409.43	0.00	0.00	31,409.43	9,118,000.00	5.53%	4.75%
F-1	95000MAL5	4.133726%	4,291,000.00	4,291,000.00	0.00	14,781.52	0.00	0.00	14,781.52	4,291,000.00	4.95%	4.25%
F-2	95000MAN1	4.133726%	4,291,000.00	4,291,000.00	0.00	14,781.52	0.00	0.00	14,781.52	4,291,000.00	4.36%	3.75%
G-1	95000MAU5	4.133726%	6,098,000.00	6,098,000.00	0.00	21,006.22	0.00	0.00	21,006.22	6,098,000.00	3.54%	3.04%
G-2	95000MAW1	4.133726%	6,098,000.00	6,098,000.00	0.00	21,006.22	0.00	0.00	21,006.22	6,098,000.00	2.71%	2.33%
H-1	95000MBC4	4.133726%	9,992,979.00	9,992,979.00	0.00	22,312.54	0.00	0.00	22,312.54	9,992,979.00	0.00%	0.00%
H-2	95000MBE0	4.133726%	9,992,979.00	9,992,979.00	0.00	0.00	0.00	0.00	0.00	9,992,979.00	0.00%	0.00%
R	95000MBJ9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			858,177,958.01	738,128,834.20	742,615.45	1,918,273.83	0.00	0.00	2,660,889.28	737,386,218.75

X-A	95000MBS9	1.182791%	600,724,000.00	480,674,876.20	0.00	473,781.55	0.00	0.00	473,781.55	479,932,260.75
X-B	95000MBT7	0.624726%	120,145,000.00	120,145,000.00	0.00	62,548.12	0.00	0.00	62,548.12	120,145,000.00
X-D	95000MAA9	1.191726%	41,836,000.00	41,836,000.00	0.00	41,547.56	0.00	0.00	41,547.56	41,836,000.00
Notional SubTotal			762,705,000.00	642,655,876.20	0.00	577,877.23	0.00	0.00	577,877.23	641,913,260.75

Deal Distribution Total					742,615.45	2,496,151.06	0.00	0.00	3,238,766.51

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000MBL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000MBM2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000MBN0	880.43345355	0.00000000	2.05948059	0.00000000	0.00000000	0.00000000	0.00000000	2.05948059	880.43345355
A-4	95000MBP5	1,000.00000000	0.00000000	2.55416666	0.00000000	0.00000000	0.00000000	0.00000000	2.55416666	1,000.00000000
A-SB	95000MBQ3	751.81463336	15.18113233	1.83756036	0.00000000	0.00000000	0.00000000	0.00000000	17.01869268	736.63350103
A-S	95000MBR1	1,000.00000000	0.00000000	2.84916671	0.00000000	0.00000000	0.00000000	0.00000000	2.84916671	1,000.00000000
B	95000MBU4	1,000.00000000	0.00000000	3.05916661	0.00000000	0.00000000	0.00000000	0.00000000	3.05916661	1,000.00000000
C	95000MBV2	1,000.00000000	0.00000000	3.44477202	0.00000000	0.00000000	0.00000000	0.00000000	3.44477202	1,000.00000000
D	95000MAC5	1,000.00000000	0.00000000	2.45166675	0.00000000	0.00000000	0.00000000	0.00000000	2.45166675	1,000.00000000
E-1	95000MAE1	1,000.00000000	0.00000000	3.44477188	0.00000000	0.00000000	0.00000000	0.00000000	3.44477188	1,000.00000000
E-2	95000MAG6	1,000.00000000	0.00000000	3.44477188	0.00000000	0.00000000	0.00000000	0.00000000	3.44477188	1,000.00000000
F-1	95000MAL5	1,000.00000000	0.00000000	3.44477278	0.00000000	0.00000000	0.00000000	0.00000000	3.44477278	1,000.00000000
F-2	95000MAN1	1,000.00000000	0.00000000	3.44477278	0.00000000	0.00000000	0.00000000	0.00000000	3.44477278	1,000.00000000
G-1	95000MAU5	1,000.00000000	0.00000000	3.44477206	0.00000000	0.00000000	0.00000000	0.00000000	3.44477206	1,000.00000000
G-2	95000MAW1	1,000.00000000	0.00000000	3.44477206	0.00000000	0.00000000	0.00000000	0.00000000	3.44477206	1,000.00000000
H-1	95000MBC4	1,000.00000000	0.00000000	2.23282166	1.21194991	5.63600304	0.00000000	0.00000000	2.23282166	1,000.00000000
H-2	95000MBE0	1,000.00000000	0.00000000	0.00000000	3.44477157	80.85387350	0.00000000	0.00000000	0.00000000	1,000.00000000
R	95000MBJ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000MBS9	800.15926815	0.00000000	0.78868424	0.00000000	0.00000000	0.00000000	0.00000000	0.78868424	798.92306742
X-B	95000MBT7	1,000.00000000	0.00000000	0.52060527	0.00000000	0.00000000	0.00000000	0.00000000	0.52060527	1,000.00000000
X-D	95000MAA9	1,000.00000000	0.00000000	0.99310546	0.00000000	0.00000000	0.00000000	0.00000000	0.99310546	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	12/01/22 - 12/30/22	30	0.00	453,085.73	0.00	453,085.73	0.00	0.00	0.00	453,085.73	0.00
A-4	12/01/22 - 12/30/22	30	0.00	639,060.16	0.00	639,060.16	0.00	0.00	0.00	639,060.16	0.00
A-SB	12/01/22 - 12/30/22	30	0.00	89,887.94	0.00	89,887.94	0.00	0.00	0.00	89,887.94	0.00
X-A	12/01/22 - 12/30/22	30	0.00	473,781.55	0.00	473,781.55	0.00	0.00	0.00	473,781.55	0.00
X-B	12/01/22 - 12/30/22	30	0.00	62,548.12	0.00	62,548.12	0.00	0.00	0.00	62,548.12	0.00
X-D	12/01/22 - 12/30/22	30	0.00	41,547.56	0.00	41,547.56	0.00	0.00	0.00	41,547.56	0.00
A-S	12/01/22 - 12/30/22	30	0.00	220,058.24	0.00	220,058.24	0.00	0.00	0.00	220,058.24	0.00
B	12/01/22 - 12/30/22	30	0.00	131,265.78	0.00	131,265.78	0.00	0.00	0.00	131,265.78	0.00
C	12/01/22 - 12/30/22	30	0.00	125,641.17	0.00	125,641.17	0.00	0.00	0.00	125,641.17	0.00
D	12/01/22 - 12/30/22	30	0.00	102,567.93	0.00	102,567.93	0.00	0.00	0.00	102,567.93	0.00
E-1	12/01/22 - 12/30/22	30	0.00	31,409.43	0.00	31,409.43	0.00	0.00	0.00	31,409.43	0.00
E-2	12/01/22 - 12/30/22	30	0.00	31,409.43	0.00	31,409.43	0.00	0.00	0.00	31,409.43	0.00
F-1	12/01/22 - 12/30/22	30	0.00	14,781.52	0.00	14,781.52	0.00	0.00	0.00	14,781.52	0.00
F-2	12/01/22 - 12/30/22	30	0.00	14,781.52	0.00	14,781.52	0.00	0.00	0.00	14,781.52	0.00
G-1	12/01/22 - 12/30/22	30	0.00	21,006.22	0.00	21,006.22	0.00	0.00	0.00	21,006.22	0.00
G-2	12/01/22 - 12/30/22	30	0.00	21,006.22	0.00	21,006.22	0.00	0.00	0.00	21,006.22	0.00
H-1	12/01/22 - 12/30/22	30	44,057.70	34,423.53	0.00	34,423.53	12,110.99	0.00	0.00	22,312.54	56,320.46
H-2	12/01/22 - 12/30/22	30	770,891.98	34,423.53	0.00	34,423.53	34,423.53	0.00	0.00	0.00	807,971.06
Totals			814,949.68	2,542,685.58	0.00	2,542,685.58	46,534.52	0.00	0.00	2,496,151.06	864,291.52

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
E-1 (Cert)	95000MAE1	4.133726%	0.00	9,118,000.00	0.00	31,409.43	0.00	0.00	31,409.43	9,118,000.00
E-1 (EC)	NA	N/A	9,118,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E-2 (Cert)	95000MAG6	4.133726%	0.00	9,118,000.00	0.00	31,409.43	0.00	0.00	31,409.43	9,118,000.00
E-2 (EC)	NA	N/A	9,118,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-1 (Cert)	95000MAL5	4.133726%	0.00	4,291,000.00	0.00	14,781.52	0.00	0.00	14,781.52	4,291,000.00
F-1 (EC)	NA	N/A	4,291,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-2 (Cert)	95000MAN1	4.133726%	0.00	4,291,000.00	0.00	14,781.52	0.00	0.00	14,781.52	4,291,000.00
F-2 (EC)	NA	N/A	4,291,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-1 (Cert)	95000MAU5	4.133726%	0.00	6,098,000.00	0.00	21,006.22	0.00	0.00	21,006.22	6,098,000.00
G-1 (EC)	NA	N/A	6,098,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-2 (Cert)	95000MAW1	4.133726%	0.00	6,098,000.00	0.00	21,006.22	0.00	0.00	21,006.22	6,098,000.00
G-2 (EC)	NA	N/A	6,098,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
H-1 (EC)	NA	4.133726%	8,174,500.00	8,174,500.00	0.00	18,252.20	0.00	0.00	18,252.20	8,174,500.00
H-1 (Cert)	95000MBC4	4.133726%	1,818,479.00	1,818,479.00	0.00	4,060.34	0.00	0.00	4,060.34	1,818,479.00
H-2 (EC)	NA	4.133726%	8,174,500.00	8,174,500.00	0.00	0.00	0.00	0.00	0.00	8,174,500.00
H-2 (Cert)	95000MBE0	4.133726%	1,818,479.00	1,818,479.00	0.00	0.00	0.00	0.00	0.00	1,818,479.00
Regular Interest Total			58,999,958.00	58,999,958.00	0.00	156,706.88	0.00	0.00	156,706.88	58,999,958.00

Exchangeable Certificate Details
E	95000MAJ0	4.133726%	18,236,000.00	18,236,000.00	0.00	62,818.86	0.00	0.00	62,818.86	18,236,000.00
EF	95000MAS0	N/A	26,818,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
EFG	95000MBA8	N/A	39,014,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F	95000MAQ4	4.133726%	8,582,000.00	8,582,000.00	0.00	29,563.03	0.00	0.00	29,563.03	8,582,000.00
G	95000MAY7	4.133726%	12,196,000.00	12,196,000.00	0.00	42,012.44	0.00	0.00	42,012.44	12,196,000.00
H	95000MBG5	4.133726%	16,349,000.00	16,349,000.00	0.00	18,252.20	0.00	0.00	18,252.20	16,349,000.00
Exchangeable Certificates Total			121,195,000.00	55,363,000.00	0.00	152,646.53	0.00	0.00	152,646.53	55,363,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
E	95000MAJ0	1,000.00000000	0.00000000	3.44477188	0.00000000	0.00000000	0.00000000	0.00000000	3.44477188	1,000.00000000
EF	95000MAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
EFG	95000MBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
F	95000MAQ4	1,000.00000000	0.00000000	3.44477162	0.00000000	0.00000000	0.00000000	0.00000000	3.44477162	1,000.00000000
G	95000MAY7	1,000.00000000	0.00000000	3.44477206	0.00000000	0.00000000	0.00000000	0.00000000	3.44477206	1,000.00000000
H	95000MBG5	1,000.00000000	0.00000000	1.11641079	2.32836137	43.24493914	0.00000000	0.00000000	1.11641079	1,000.00000000

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	Additional Information
Total Available Distribution Amount (1)	3,238,766.51
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,643,810.57	Master Servicing Fee	10,199.78
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,159.28
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	317.81
ARD Interest	0.00	Operating Advisor Fee	1,179.52
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	222.46
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,643,810.57	Total Fees	16,368.85

Principal		Expenses/Reimbursements
Scheduled Principal	742,615.45	Reimbursement for Interest on Advances	171.65
Unscheduled Principal Collections		ASER Amount	27,885.45
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	13,232.79
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	5,244.64
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	742,615.45	Total Expenses/Reimbursements	46,534.53

		Interest Reserve Deposit	84,756.19

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,496,151.06
Gain on Sale / Excess Liquidation Proceeds Collected	0.00	Principal Distribution	742,615.45
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Gain-on-Sale Reserve Account Deposit	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,238,766.51
Total Funds Collected	3,386,426.02	Total Funds Distributed	3,386,426.08

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	738,128,834.82	738,128,834.82	Beginning Certificate Balance	738,128,834.20
(-) Scheduled Principal Collections	742,615.45	742,615.45	(-) Principal Distributions	742,615.45
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	737,386,219.37	737,386,219.37	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	739,240,894.33	739,240,894.33	Ending Certificate Balance	737,386,218.75
Ending Actual Collateral Balance	738,605,343.76	738,605,343.76

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.62)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.62)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.13%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	13	66,168,766.25	8.97%	44	4.7084	NAP	Defeased	13	66,168,766.25	8.97%	44	4.7084	NAP
2,000,000 or less	8	11,334,306.56	1.54%	45	4.2685	2.357311	1.40 or less	20	190,644,754.67	25.85%	44	4.3419	0.826834
2,000,001 to 3,000,000	5	12,209,194.23	1.66%	44	4.1439	1.191228	1.41 to 1.50	3	34,472,803.10	4.67%	45	4.2283	1.461231
3,000,001 to 4,000,000	6	21,248,998.37	2.88%	43	4.3724	1.637144	1.51 to 1.60	2	19,823,838.64	2.69%	44	4.3033	1.591369
4,000,001 to 5,000,000	7	32,528,531.30	4.41%	44	4.5861	1.889457	1.61 to 1.70	2	16,043,786.51	2.18%	44	4.5206	1.655606
5,000,001 to 6,000,000	2	10,894,087.00	1.48%	44	4.3062	2.615543	1.71 to 1.80	3	122,391,354.25	16.60%	44	3.8693	1.774206
6,000,001 to 7,000,000	3	18,842,795.19	2.56%	42	4.4823	2.661041	1.81 to 1.90	2	68,113,858.92	9.24%	43	4.2061	1.858510
7,000,001 to 8,000,000	2	14,813,660.88	2.01%	42	4.5240	1.379606	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	4	41,436,692.46	5.62%	43	4.3945	2.135023
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	3	17,067,381.76	2.31%	44	3.8584	2.354515
10,000,001 to 15,000,000	7	88,432,726.56	11.99%	44	4.3509	1.835401	2.51 to 2.75	2	87,246,562.12	11.83%	45	3.5387	2.629437
15,000,001 to 20,000,000	5	88,677,495.56	12.03%	44	4.4119	1.720411	2.76 to 3.00	6	45,868,355.78	6.22%	44	4.0371	2.870790
20,000,001 to 30,000,000	3	79,552,131.60	10.79%	43	4.3916	1.012809	3.01 to 3.50	4	17,997,294.56	2.44%	45	4.4152	3.215428
30,000,001 to 50,000,000	2	85,213,466.11	11.56%	44	3.6226	1.558656	3.51 to 4.00	2	10,110,770.35	1.37%	39	4.2181	3.611439
50,000,001 to 70,000,000	2	132,500,000.00	17.97%	44	3.6434	2.239336	4.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 or greater	1	74,970,059.76	10.17%	45	3.9900	1.766300	Totals	66	737,386,219.37	100.00%	44	4.1592	1.755438
Totals	66	737,386,219.37	100.00%	44	4.1592	1.755438
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	19	66,168,766.25	8.97%	44	4.7084	NAP	Totals	91	737,386,219.37	100.00%	44	4.1592	1.755438
Alabama	3	17,753,583.47	2.41%	45	4.1900	2.273357
									Property Type³
Arkansas	1	26,553,412.24	3.60%	41	4.7800	(0.255900)
California	6	57,269,748.48	7.77%	44	4.1408	2.134887		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	2	12,484,209.55	1.69%	41	4.8828	1.046563		Properties	Balance	Agg. Bal.			DSCR¹
Connecticut	2	2,907,381.76	0.39%	45	4.2057	2.495940	Defeased	19	66,168,766.25	8.97%	44	4.7084	NAP
Florida	6	32,481,726.06	4.40%	42	4.4333	2.259250	Industrial	2	22,807,424.23	3.09%	44	3.9112	2.056670
Georgia	1	4,961,349.61	0.67%	45	4.6800	3.094600	Lodging	8	88,101,916.22	11.95%	44	4.7177	1.579383
Idaho	1	1,032,355.13	0.14%	45	4.4600	3.170400	Mobile Home Park	5	19,079,714.53	2.59%	44	4.5971	1.732285
Illinois	1	74,970,059.76	10.17%	45	3.9900	1.766300	Multi-Family	13	90,835,685.85	12.32%	45	3.7706	1.678740
Indiana	1	28,513,719.36	3.87%	45	4.5200	0.603800	Office	7	178,072,213.19	24.15%	44	3.9368	2.007861
Louisiana	4	2,765,000.00	0.37%	44	3.8210	2.865000	Retail	32	248,802,607.79	33.74%	44	4.0897	1.635393
Maryland	1	19,746,562.12	2.68%	44	4.9800	2.703400	Self Storage	5	23,517,891.31	3.19%	44	4.3271	2.463953
Michigan	3	20,147,642.27	2.73%	44	4.2802	1.947915	Totals	91	737,386,219.37	100.00%	44	4.1592	1.755438
Minnesota	1	4,500,000.00	0.61%	45	4.0020	2.428000
New Jersey	1	67,500,000.00	9.15%	45	3.1170	2.607800
New York	11	69,494,558.16	9.42%	45	3.6455	1.405850
North Carolina	1	17,816,016.86	2.42%	45	4.1200	1.593800
Ohio	6	67,411,246.46	9.14%	44	3.8926	1.644215
Pennsylvania	1	3,506,498.16	0.48%	34	5.1100	0.885300
South Carolina	1	2,007,821.78	0.27%	39	5.9300	1.569800
Tennessee	2	1,520,000.00	0.21%	44	3.8210	2.865000
Texas	10	44,937,320.34	6.09%	44	4.6554	1.792243
Virginia	3	86,417,241.55	11.72%	43	4.2713	1.708483
Wisconsin	3	4,520,000.00	0.61%	44	3.8210	2.865000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	66,168,766.25	8.97%	44	4.7084	NAP	Defeased	13	66,168,766.25	8.97%	44	4.7084	NAP
	3.250% or less	1	67,500,000.00	9.15%	45	3.1170	2.607800	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	4	13,093,550.39	1.78%	45	3.4325	1.753742	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	9	113,527,504.73	15.40%	44	3.6307	1.737656	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	4	122,963,501.62	16.68%	45	3.9569	1.974788	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	5	112,443,333.80	15.25%	44	4.1589	1.858537	49 months or greater	53	671,217,453.12	91.03%	44	4.1051	1.778822
	4.251% to 4.500%	9	74,790,970.02	10.14%	44	4.4095	1.695471	Totals	66	737,386,219.37	100.00%	44	4.1592	1.755438
	4.501% to 4.750%	7	61,613,590.28	8.36%	44	4.5836	1.347654
	4.751% to 5.000%	8	84,577,338.11	11.47%	42	4.8997	1.341722
	5.001% to 5.250%	5	18,699,842.39	2.54%	42	5.0878	1.039445
	5.251% to 6.000%	1	2,007,821.78	0.27%	39	5.9300	1.569800
	6.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	66	737,386,219.37	100.00%	44	4.1592	1.755438
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	66,168,766.25	8.97%	44	4.7084	NAP	Defeased	13	66,168,766.25	8.97%	44	4.7084	NAP
	60 months or less	53	671,217,453.12	91.03%	44	4.1051	1.778822	Interest Only	11	248,000,000.00	33.63%	44	3.7063	2.289865
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	1	3,506,498.16	0.48%	34	5.1100	0.885300
	Totals	66	737,386,219.37	100.00%	44	4.1592	1.755438	241 months to 300 months	38	413,103,420.79	56.02%	44	4.3452	1.492857
								301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	3	6,607,534.17	0.90%	45	3.5230	0.950588
								Totals	66	737,386,219.37	100.00%	44	4.1592	1.755438
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	66,168,766.25	8.97%	44	4.7084	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	40	568,333,385.29	77.07%	44	4.1269	1.892568	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	11	93,084,774.48	12.62%	45	3.8692	1.180210
	25 months or greater	2	9,799,293.35	1.33%	40	5.0779	0.868154
	Totals	66	737,386,219.37	100.00%	44	4.1592	1.755438
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310936720	RT	Gurnee	IL	Actual/360	3.990%	257,584.63	0.00	0.00	N/A	10/01/26	--	74,970,059.76	74,970,059.76	09/01/22
2	310935956	OF	Jersey City	NJ	Actual/360	3.117%	181,175.62	0.00	0.00	N/A	10/11/26	--	67,500,000.00	67,500,000.00	01/11/23
3	883100593	OF	Reston	VA	Actual/360	4.190%	234,530.33	0.00	0.00	N/A	08/06/26	--	65,000,000.00	65,000,000.00	01/06/23
4	470100630	MF	Coram	NY	Actual/360	3.630%	125,963.01	83,950.06	0.00	N/A	10/01/26	--	40,297,416.17	40,213,466.11	01/01/23
5	883100647	RT	Columbus	OH	Actual/360	3.616%	140,116.12	0.00	0.00	N/A	08/05/26	--	45,000,000.00	45,000,000.00	01/05/23
6	310936422	LO	Indianapolis	IN	Actual/360	4.520%	111,181.55	51,338.25	0.00	N/A	10/11/26	--	28,565,057.61	28,513,719.36	11/11/22
7	883100596	RT	Jonesboro	AR	Actual/360	4.780%	109,489.49	46,814.81	0.00	N/A	06/06/26	--	26,600,227.05	26,553,412.24	03/06/21
9	306071009	RT	Various	Various	Actual/360	3.821%	80,563.13	0.00	0.00	N/A	09/06/26	--	24,485,000.00	24,485,000.00	01/06/23
10	883100597	LO	Towson	MD	Actual/360	4.980%	84,821.40	33,010.59	0.00	N/A	09/06/26	--	19,779,572.71	19,746,562.12	01/06/23
11	883100616	IN	Houston	TX	Actual/360	4.768%	70,241.33	43,989.30	0.00	N/A	10/06/26	07/06/26	17,107,922.78	17,063,933.48	01/06/23
12	310936548	RT	Fredericksburg	VA	Actual/360	4.380%	67,012.26	32,903.78	0.00	N/A	09/01/26	--	17,767,281.70	17,734,377.92	01/01/23
13	883100617	RT	Charlotte	NC	Actual/360	4.120%	63,313.87	30,046.38	0.00	N/A	10/06/26	--	17,846,063.24	17,816,016.86	01/06/23
14	306701014	LO	Dallas	TX	Actual/360	4.500%	65,695.55	30,574.66	0.00	N/A	10/11/26	--	16,953,689.09	16,923,114.43	01/11/23
15	310936511	IN	San Jose	CA	Actual/360	3.990%	56,637.08	26,809.74	0.00	N/A	09/11/26	--	16,484,233.97	16,457,424.23	01/11/23
16	306701016	MF	Spanish Fort	AL	Actual/360	4.270%	53,729.42	23,935.63	0.00	N/A	10/11/26	--	14,612,519.10	14,588,583.47	01/11/23
17	625100238	OF	Orlando	FL	Actual/360	5.000%	62,759.95	19,910.58	0.00	N/A	05/05/26	--	14,576,504.76	14,556,594.18	01/05/23
19	883100614	OF	Corona	CA	Actual/360	4.200%	48,110.92	25,241.66	0.00	N/A	10/06/26	--	13,302,558.60	13,277,316.94	12/06/22
20	300571602	RT	Columbus	OH	Actual/360	4.600%	48,165.39	21,554.24	0.00	N/A	10/06/26	--	12,159,566.00	12,138,011.76	01/06/23
21	300571589	MH	Erie	MI	Actual/360	4.450%	43,465.66	20,758.48	0.00	N/A	09/06/26	--	11,342,978.69	11,322,220.21	01/06/23
22	310934567	SS	Daly City	CA	Actual/360	4.060%	41,428.92	0.00	0.00	N/A	10/11/26	--	11,850,000.00	11,850,000.00	01/11/23
23	300571590	RT	Miami	FL	Actual/360	3.700%	34,091.39	0.00	0.00	N/A	09/01/26	--	10,700,000.00	10,700,000.00	01/01/23
24	306701024	MH	Various	OH	Actual/360	5.000%	38,724.93	14,957.23	0.00	N/A	09/11/26	--	8,994,177.13	8,979,219.90	01/11/23
26	625100239	OF	Englewood	CO	Actual/360	5.000%	33,468.50	10,685.08	0.00	N/A	05/05/26	--	7,773,328.33	7,762,643.25	01/05/23
27	410936182	MF	Ann Arbor	MI	Actual/360	4.000%	24,334.57	13,858.65	0.00	N/A	10/11/26	--	7,064,876.28	7,051,017.63	01/11/23
28	300571593	OF	Houston	TX	Actual/360	5.060%	27,464.29	10,370.33	0.00	N/A	09/06/26	--	6,303,165.52	6,292,795.19	07/06/22
29	300571586	OF	Columbus	OH	Actual/360	4.580%	24,970.16	9,194.69	0.00	N/A	09/06/26	06/06/26	6,331,354.65	6,322,159.96	01/06/23
31	883100611	IN	Spring Valley	CA	Actual/360	3.707%	20,270.08	0.00	0.00	N/A	10/06/26	--	6,350,000.00	6,350,000.00	01/06/23
32	306701032	LO	Waco	TX	Actual/360	4.970%	24,236.31	9,468.04	0.00	N/A	09/11/26	--	5,663,057.86	5,653,589.82	01/11/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	625100217	RT	La Quinta	CA	Actual/360	4.690%	25,039.39	0.00	0.00	N/A	01/05/26	--	6,200,000.00	6,200,000.00	01/05/23
34	306701034	SS	Wilmette	IL	Actual/360	4.850%	22,981.73	8,679.78	0.00	N/A	10/11/26	--	5,502,774.40	5,494,094.62	01/11/23
35	470101470	MF	Brooklyn	NY	Actual/360	3.590%	16,234.45	11,010.57	0.00	N/A	10/01/26	--	5,251,507.75	5,240,497.18	01/01/23
37	300571599	LO	Richmond Hill	GA	Actual/360	4.680%	20,029.25	8,688.47	0.00	N/A	10/06/26	--	4,970,038.08	4,961,349.61	01/06/23
38	416000239	RT	Camillus	NY	Actual/360	4.480%	19,028.21	8,925.81	0.00	N/A	10/01/26	--	4,932,428.85	4,923,503.04	01/01/23
39	300571597	LO	Marysville	OH	Actual/360	4.790%	19,618.79	8,156.45	0.00	N/A	10/06/26	--	4,756,391.15	4,748,234.70	01/06/23
40	306701040	SS	Aurora	CO	Actual/360	4.690%	19,102.31	8,353.65	0.00	N/A	08/11/26	--	4,729,919.95	4,721,566.30	01/11/23
41	300571569	MF	Dallas	TX	Actual/360	4.480%	17,872.84	7,907.54	0.00	N/A	08/06/26	--	4,632,937.17	4,625,029.63	01/06/23
43	883100613	RT	Duluth	MN	Actual/360	4.002%	15,507.75	0.00	0.00	N/A	10/06/26	--	4,500,000.00	4,500,000.00	01/06/23
44	300571594	LO	Dallas	TX	Actual/360	5.010%	17,496.26	6,688.22	0.00	N/A	10/06/26	--	4,055,536.24	4,048,848.02	01/06/23
45	470099810	MF	Bronx	NY	Actual/360	3.470%	11,710.76	8,420.97	0.00	N/A	09/01/26	--	3,919,191.32	3,910,770.35	01/01/23
46	306701046	MH	San Angelo	TX	Actual/360	4.760%	15,558.25	6,585.16	0.00	N/A	09/11/26	05/11/26	3,795,722.88	3,789,137.72	01/11/23
47	300571600	SS	Winston Salem	NC	Actual/360	4.450%	15,185.98	5,869.46	0.00	N/A	10/06/26	07/06/26	3,962,995.45	3,957,125.99	01/06/23
48	625100203	LO	York	PA	Actual/360	5.110%	15,470.72	9,351.99	0.00	N/A	11/05/25	--	3,515,850.15	3,506,498.16	01/05/23
49	300571591	OF	Stafford	VA	Actual/360	5.180%	16,453.93	5,899.41	0.00	N/A	10/06/26	--	3,688,763.04	3,682,863.63	01/06/23
51	470101090	MF	Jamaica	NY	Actual/360	3.390%	11,384.75	0.00	0.00	N/A	10/01/26	--	3,900,000.00	3,900,000.00	01/01/23
52	300571584	SS	Arlington Heights	IL	Actual/360	4.580%	14,017.68	5,161.69	0.00	N/A	09/06/26	06/06/26	3,554,278.43	3,549,116.74	01/06/23
53	306701053	MH	Palm Springs	CA	Actual/360	4.780%	12,926.24	5,394.76	0.00	N/A	10/11/26	--	3,140,402.07	3,135,007.31	01/11/23
54	306701054	MF	Chicago	IL	Actual/360	4.720%	12,749.04	5,445.38	0.00	N/A	10/11/26	--	3,136,723.05	3,131,277.67	01/11/23
55	306701055	SS	San Antonio	TX	Actual/360	4.540%	12,195.44	5,621.83	0.00	N/A	09/11/26	--	3,119,480.75	3,113,858.92	01/11/23
56	410936822	IN	Dallas	TX	Actual/360	4.160%	10,617.69	5,661.94	0.00	N/A	10/11/26	07/11/26	2,963,994.90	2,958,332.96	01/11/23
57	300571585	SS	Broadview Heights	OH	Actual/360	4.450%	11,897.00	4,624.98	0.00	N/A	09/06/26	06/06/26	3,104,691.18	3,100,066.20	01/06/23
58	306701058	MH	Evansville	IN	Actual/360	4.750%	11,898.13	5,055.41	0.00	N/A	09/11/26	--	2,908,881.41	2,903,826.00	01/11/23
59	470101110	MF	Brooklyn	NY	Actual/360	3.460%	8,256.26	3,293.61	0.00	N/A	10/01/26	--	2,771,073.65	2,767,780.04	01/01/23
60	300571562	MH	Dallas	TX	Actual/360	4.920%	10,540.52	4,220.90	0.00	N/A	08/06/26	05/06/26	2,487,927.89	2,483,706.99	01/06/23
61	306701061	MU	Clearlake Oaks	CA	Actual/360	4.470%	9,396.56	4,425.20	0.00	N/A	10/11/26	--	2,441,193.22	2,436,768.02	01/11/23
62	470100830	MF	Yonkers	NY	Actual/360	3.530%	7,599.93	2,908.26	0.00	N/A	11/01/26	--	2,500,206.18	2,497,297.92	01/01/23
63	306701063	MH	Bradenton	FL	Actual/360	4.840%	10,108.60	4,122.72	0.00	N/A	10/11/26	--	2,425,417.21	2,421,294.49	01/11/23

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
64	470101610	MF	Yonkers	NY	Actual/360	3.410%	7,385.02	0.00	0.00	N/A	10/01/26	--	2,515,000.00	2,515,000.00	01/01/23
65	306701065	SS	DeSoto	TX	Actual/360	4.640%	7,865.45	3,465.38	0.00	N/A	10/11/26	--	1,968,549.71	1,965,084.33	01/11/23
66	625100236	RT	Florence	SC	Actual/360	5.930%	10,266.38	2,676.12	0.00	N/A	04/05/26	--	2,010,497.90	2,007,821.78	01/05/23
67	306701067	SS	Newtown	CT	Actual/360	4.420%	7,120.48	3,420.32	0.00	N/A	10/11/26	--	1,870,802.08	1,867,381.76	01/11/23
68	410936386	RT	Clinton Township	MI	Actual/360	4.310%	6,597.79	3,311.39	0.00	N/A	10/11/26	--	1,777,715.82	1,774,404.43	01/11/23
69	470101590	MF	New York	NY	Actual/360	3.640%	4,212.64	1,526.92	0.00	N/A	10/01/26	--	1,343,983.13	1,342,456.21	01/01/23
70	306701070	MH	Bradenton	FL	Actual/360	5.150%	5,191.92	1,906.42	0.00	N/A	08/11/26	--	1,170,743.81	1,168,837.39	01/11/23
71	470101570	MF	Yonkers	NY	Actual/360	3.610%	3,402.54	2,287.55	0.00	N/A	10/01/26	--	1,094,551.99	1,092,264.44	01/01/23
72	470100530	MF	Briarwood	NY	Actual/360	3.580%	3,372.00	2,297.03	0.00	N/A	10/01/26	--	1,093,819.90	1,091,522.87	01/01/23
73	306701073	MH	Kimberly	ID	Actual/360	4.460%	3,972.03	1,877.98	0.00	N/A	10/11/26	--	1,034,233.11	1,032,355.13	01/11/23
Totals							2,643,810.57	742,615.45	0.00				738,128,834.82	737,386,219.37
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	19,420,588.94	9,922,706.40	01/01/22	06/30/22	--	0.00	0.00	1,583,039.47	1,583,039.47	0.00	0.00
2	24,744,098.19	11,800,508.79	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	10,615,146.71	8,295,460.77	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,299,666.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	44,923,803.51	36,162,995.04	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,224,797.58	0.00	--	--	02/14/22	0.00	0.00	324,797.33	324,797.33	0.00	0.00
7	(4,858,362.00)	(337,649.00)	01/01/22	06/30/22	02/11/22	6,781,801.85	300,443.24	128,124.51	3,135,726.08	0.00	0.00
9	2,812,187.00	2,120,825.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,323,401.91	4,413,636.69	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	7,392,711.96	5,495,877.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,802,019.02	1,410,132.91	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	921,150.91	2,050,254.11	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,115,623.24	1,249,466.73	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,747,085.38	1,539,889.76	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	1,437.36	0.00
17	1,755,898.24	1,736,299.25	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,001,933.36	257,454.77	01/01/22	03/31/22	--	0.00	0.00	72,837.11	72,837.11	0.00	0.00
20	1,072,404.17	525,589.35	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,195,921.15	959,726.06	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,385,846.25	710,889.77	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,120,194.37	744,721.51	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	793,072.03	321,014.83	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	777,192.04	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	2,335,088.00	1,465,230.40	01/01/20	09/30/20	01/11/23	2,556,380.38	11,974.25	37,764.87	226,845.92	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	863,279.98	664,617.13	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,420,098.87	1,356,666.94	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	1,072,303.96	842,050.39	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,259,055.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	988,724.08	1,170,972.14	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	534,660.62	194,550.95	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	369,442.14	523,855.17	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	481,984.21	431,146.22	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	839,560.62	701,278.68	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	18,585.94	0.00
43	443,752.11	332,813.35	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	229,807.85	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	857,410.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	490,261.00	79,015.00	01/01/19	03/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
49	387,945.74	299,087.11	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	125,274.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	232,954.50	203,887.06	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	379,392.30	310,683.70	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	164,071.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	67,293.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	310,021.51	224,787.48	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
64	90,512.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	303,494.90	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	203,230.43	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
67	314,781.60	221,101.75	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
68	378,854.25	284,531.84	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
69	97,140.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	280,508.64	186,775.53	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
71	98,130.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	94,050.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	173,090.63	170,675.73	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	144,958,827.68	100,557,251.53				9,338,182.23	312,417.49	2,146,563.29	5,343,245.91	20,023.30	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/23	0	0.00	0	0.00	2	32,846,207.43	0	0.00	2	32,846,207.43	0	0.00	0	0.00	0	0.00	4.159195%	4.106632%	44
12/16/22	0	0.00	0	0.00	2	32,903,392.57	1	26,600,227.05	1	6,303,165.52	0	0.00	0	0.00	0	0.00	4.159479%	4.106890%	45
11/18/22	0	0.00	0	0.00	2	32,964,748.56	1	26,650,374.03	1	6,314,374.53	0	0.00	0	0.00	0	0.00	4.159786%	4.107168%	46
10/17/22	0	0.00	1	6,324,651.24	1	26,696,791.37	1	26,696,791.37	1	6,324,651.24	0	0.00	0	0.00	0	0.00	4.160067%	4.107422%	47
09/16/22	0	0.00	1	6,335,770.03	1	26,746,555.23	1	26,746,555.23	0	0.00	0	0.00	0	0.00	0	0.00	4.160370%	4.107697%	48
08/17/22	0	0.00	1	6,345,953.92	1	26,792,578.30	1	26,792,578.30	0	0.00	0	0.00	0	0.00	0	0.00	4.160648%	4.102187%	49
07/15/22	0	0.00	1	6,356,093.63	1	26,838,412.71	1	26,838,412.71	0	0.00	0	0.00	0	0.00	0	0.00	4.160923%	4.102432%	50
06/17/22	0	0.00	2	9,537,238.88	1	26,887,614.68	3	26,887,614.68	0	0.00	0	0.00	0	0.00	2	29,783,303.72	4.161221%	4.102697%	51
05/17/22	2	9,552,574.92	0	0.00	3	56,779,846.37	2	29,846,786.86	0	0.00	0	0.00	0	0.00	0	0.00	4.191238%	4.124708%	52
04/18/22	1	3,181,128.46	0	0.00	3	56,895,973.73	2	29,914,087.77	0	0.00	0	0.00	0	0.00	1	4,200,885.86	4.191548%	4.124977%	53
03/17/22	2	9,584,356.11	0	0.00	3	57,003,972.99	2	29,977,028.64	0	0.00	0	0.00	0	0.00	0	0.00	4.196194%	4.128514%	54
02/17/22	1	3,192,845.18	0	0.00	3	57,134,568.26	2	30,052,006.56	0	0.00	0	0.00	0	0.00	0	0.00	4.196552%	4.130177%	55
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	883100596	03/06/21	21	6	128,124.51	3,135,726.08	0.00	27,577,938.83	08/12/20	7			12/14/22
19	883100614	12/06/22	0	B	72,837.11	72,837.11	0.00	13,302,558.60
28	300571593	07/06/22	5	6	37,764.87	226,845.92	0.00	6,356,093.63	12/31/20	7			10/04/22
Totals					238,726.49	3,435,409.11	0.00	47,236,591.06
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		9,706,498	9,706,498	0		0
37 - 48 Months		727,679,721	694,833,514	0		32,846,207
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-23	737,386,219	704,540,012	0	0	0	32,846,207
Dec-22	738,128,835	705,225,442	0	0	26,600,227	6,303,166
Nov-22	738,919,962	705,955,213	0	0	26,650,374	6,314,375
Oct-22	739,656,730	706,635,288	0	0	26,696,791	6,324,651
Sep-22	740,442,220	707,359,895	0	6,335,770	26,746,555	0
Aug-22	741,173,186	708,034,654	0	6,345,954	26,792,578	0
Jul-22	741,901,367	708,706,861	0	6,356,094	26,838,413	0
Jun-22	742,678,577	706,253,724	0	9,537,239	26,887,615	0
May-22	773,247,807	706,915,386	9,552,575	0	26,933,060	29,846,787
Apr-22	774,086,787	714,009,685	3,181,128	0	26,981,886	29,914,088
Mar-22	779,073,941	708,278,147	9,584,356	0	54,119,813	7,091,624
Feb-22	780,027,784	715,484,607	3,192,845	0	54,228,635	7,121,697
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	310936422	28,513,719.36	28,619,777.07	63,600,000.00	11/02/21	2,049,812.58	0.60380	12/31/21	10/11/26	284
7	883100596	26,553,412.24	27,577,938.83	130,000,000.00	04/05/16	(337,649.00)	(0.25590)	06/30/22	06/06/26	280
28	300571593	6,292,795.19	6,356,093.63	16,600,000.00	04/05/22	1,127,789.65	0.85860	09/30/20	09/06/26	283
Totals		61,359,926.79	62,553,809.53	210,200,000.00		2,839,953.23

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
6	310936422	LO	IN	04/15/20	98

Covid related transfer. Second forbearance was approved and is in process of being documented. The 2nd Forbearance deferred P&I payments through 10/11/2021. Borrower has submitted cash flow from the property to cure all arrearages.

Loan is in process of being returned to the Master Servicer.

7	883100596	RT	AR	08/12/20	7

The collateral property was previously a 329,398 SF enclosed mall constructed in 2006 and located in Jonesboro, AR. The mall collateral was largely destroyed by a tornado on 3/28/2020. The non-collateral anchors (Dillards/JCP/Target)

received far less damage and reopened in 2020.The majority of the mall collateral has been demolished after being condemned. The borrower has been cooperative in turning over information and access but is not willing to rebuild the property and carry the loan. A settlement was been agreed under which the Trust took title to the property on 12/14/2022 and will receive substantial insurance proceeds. The special servicer is working through required site work per agreements with non-collateral anchors in order to maximize recovery. Ultimate resolution via a sale of the site is expected to occur no earlier than Q2 2023.

28	300571593	OF	TX	12/31/20	7

REO Title Date: 10/4/2022. The Property is comprised of two parcels of land that is approx. 9.13 acres in size. The Property is designed and used for multi-tenant office and retail purposes. One Corporate Plaza consists of a 6-story office building and a two-level parking garage that were constructed in 1984. Two Corporate Plaza consists of an 8-story office building, one-story retail building and one 3-level parking garage that were constructed in 1989. The Property is located in the Clear Lakes market of Houston. Crossed with or Companion Loan: Pari Passu loan in WFCM 2016-C36. Deferred Maintenance: 5 of 6 elevators are inoperable, the cost of the elevator modernization is approx. $1.624MM; 3 of 4 chillers need replacement at a cost of approx. $450K. Leasing Summary: No leasing has completed since title date. Marketing Summary: The property is currently not listed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	310936720	74,970,059.76	3.99000%	74,970,059.76	3.99000%	10	06/05/20	05/01/20	08/11/20
1	310936720	0.00	3.99000%	0.00	3.99000%	10	12/31/21	05/01/20	02/11/21
1	310936720	0.00	3.99000%	0.00	3.99000%	10	12/31/20	05/01/20	02/11/21
5	883100647	45,000,000.00	3.61590%	45,000,000.00	3.61590%	10	07/07/20	06/05/20	08/11/20
5	883100647	0.00	3.61590%	0.00	3.61590%	10	07/24/20	06/05/20	08/11/20
5	883100647	0.00	3.61590%	0.00	3.61590%	10	06/05/20	06/05/20	08/11/20
6	310936422	0.00	4.52000%	0.00	4.52000%	10	08/18/20	05/11/20	--
14	306701014	0.00	4.50000%	0.00	4.50000%	10	09/14/20	09/11/20	--
14	306701014	0.00	4.50000%	0.00	4.50000%	10	02/11/21	09/11/20	02/11/21
20	300571602	0.00	4.60000%	0.00	4.60000%	10	08/27/20	06/10/20	11/12/20
Totals		119,970,059.76		119,970,059.76
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
42	306701042 04/18/22	4,207,464.18	6,190,000.00	4,725,481.98	249,883.19	4,725,481.98	4,475,598.79	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		4,207,464.18	6,190,000.00	4,725,481.98	249,883.19	4,725,481.98	4,475,598.79	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
42	306701042	04/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	0.00	0.00	2,575.85	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	6,149.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	5,726.44	0.00	0.00	27,885.45	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	0.00	0.00	1,178.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	962.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	171.65	0.00	0.00	0.00
28	0.00	0.00	1,356.93	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	0.00	0.00	279.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	0.00	0.00	248.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	13,232.79	0.00	5,244.64	27,885.45	0.00	0.00	171.65	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		46,534.53

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Supplemental Notes

None

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